Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total	¥ 4,217	¥ 5,251
Present value of total minimum lease payment	4,050	5,024
Lease liabilities (current)	1,279	1,656
Lease liabilities (non-current)	2,771	3,368
Current portion [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	1,292	1,676
Over 1 year and within 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	2,070	2,321
Over 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	¥ 855	¥ 1,254